Acquisitions and Disposals - Assets and Liabilities Acquired (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jan. 16, 2014 Anticemex Reinsurance S.A.	Dec. 31, 2013 Ikano Re S.A	Apr. 15, 2013 Euro Accident Health & Care Insurance Aktiebolag (EHC)
Business Acquisition [Line Items]
Cash and invested assets			$ 6,393	$ 39,542	$ 873
Prepaid assets			1	196	146
Loan receivable			62,973
Intangible assets			132	132	20,100
Receivables					10,786
Premises and equipment					1,731
Total Assets			69,499	39,870	33,636
Accounts payable and accrued expenses			20	57	10,706
Deferred tax liability			19,123	10,241	5,720
Total liabilities			19,143	10,298	16,426
Net assets purchased			50,356	29,572	17,210
Purchase price			62,973	35,741	42,840
Goodwill	$ 82,652	$ 70,351	$ 12,617	$ 6,169	$ 25,630